RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
RELATED PARTY TRANSACTIONS
NOTE 4 - RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

On September 1, 2015, the Company entered five-year employment contracts with three of its officers and directors. One of the officers and director resigned as of September 30, 2020. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares, so their aggregate ownership percentage initially remained at 11% (undated to 18% as noted below) of the outstanding shares of the Company. The agreements were amended on September 1, 2020, as noted below, and the table reflects the amendment to these agreements. The following table sets forth the shares earned under these contracts for the two active officers as of June 30, 2022:

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	8,297,269	9,326,179
Chief Financial Officer	617,346	4,381,223	4,998,569
Total	1,646,256	12,678,492	14,324,748

As of June 30, 2022, the Company had $16,500 due to officers and directors.

On September 1, 2020, the Company entered five-year compensation agreements with two of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the two senior officers equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers are entitled to additional future shares, so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company.

Officer and Director	Fiscal Year Annualized Compensation Being Paid
President	$250,000
Chief Financial Officer	$180,000
Total	$430,000

During the three months ended June 30, 2022, two officers and a director were issued 1,052,500 shares of common stock with a value of $305,225 for service.

NOTE 4 – RELATED PARTY TRANSACTIONS

On September 1, 2020, the Company entered five-year compensation agreements with two of its officers and an independent director. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers and directors are entitled to additional future shares so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company. In addition, the officers ae entitled to future bonuses including a signing bonus totaling $170,000 which was accrued during the period ending March 31, 2022 plus additional bonuses based on their performance.

Officer and Director	Fiscal Year Annualized Compensation Base Being Paid	Non-dilutive shares percentage
President and CEO (2)	$252,000	12%
Chief Financial Officer (1)	$180,000	6%
Director (3)	$20,000	-
Total	$452,000	18%

For the year ended March 31, 2022:

(1)	The Chief Financial Officers was paid $144,000 in cash and accrued $36,000 in compensation. The $36,000 that was accrued, was paid in common stock of the Company.
(2)	The President and Chief Executive Officer was paid $221,500 and accrued $30,500 in compensation. The $30,500 that was accrued, was paid in common stock of the Company.
(3)	The director of the Company was paid $20,000 in director fees which was paid in stock.

 The following table sets forth the shares earned under these contracts from inception through year ended March 31, 2022:

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	7,607,269	8,636,179
Chief Financial Officer	617,346	4,036,223	4,653,569
Total	1,646,256	11,643,492	13,289,748

As of March 31, 2022, the Company had zero due to officers and directors.

During the year ended March 31, 2021 four officers and directors were issued 9,372,909 shares of common stock with a value of $575,412 for service.

During the year ended March 31, 2021 three officers of the Company converted $1,577,471 of accrued compensation into 16,931,101 shares of common stock of the Company.

During the year ended March 31, 2021 the Company paid the related parties (three officers and directors) $216,500 in consulting fees in cash and accrued $308,833 of the consulting fees for a total of $525,333.

During the year ended March 31, 2021 an officer of the Company advanced the Company $26,418, $14,000 in payment of accounts payable, 10,384 in cash. The Company repaid $30,910 during the year from a balance of the previous year of $21,876 and $7,000 from this year’s advances, leaving a balance due of $17,384. The balance was paid on April 19, 2021.

During the year ended March 31, 2022 two officers and a director converted $128,333 of accrued payables into 2,407,010 shares of common stock.

During the year ended March 31, 2022 the Company issued 540,000 shares of Common stock to an individual for account payable with a value of $27,000.

During the year ended March 31, 2022 the Company issued 50,000 shares of common stock with a value of $5,250 for service

During the year ended March 31, 2022 the Company issued 1,968,363 shares of common stock for the conversion of 54,130 shares of preferred stock.

During the year ended March 31, 2022 the Company issued 1,513,719 shares of common stock with a value of $110,835 to three related parties for service.

In December 2021, an officer of the Company advanced the Company $21,220, $14,220 for accounts payable and $7,000 in cash. The Company repaid the advance on February 9, 2022.